Administrative Expenses	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
Administrative Expenses

13.         Administrative Expenses

The amount shown in the consolidated statements of comprehensive income is analyzed as follows:

	For the year ended December 31,
	2024	2023	2022
Personnel expenses	2,368	1,971	1,454
Audit fees	214	227	204
Consulting fees	178	275	271
Communication	21	21	16
Stationery	2	3	3
Greek tax authorities (note 17)	216	236	292
Other	695	808	636
Total	3,694	3,541	2,876